Long Term Debt (narrative) (detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 28, 2013	Mar. 31, 2015
Debt Instrument [Line Items]
Other Restrictions on Payment of Dividends		$ 50,000
Cash dividends paid on preferred stock		23,000
Pledged Assets Not Separately Reported Fixed Assets		657,900,000
Repayments Of Notes Payable	36,700,000
Secured By Direct Pay Letter Of Credit [Member]
Debt Instrument [Line Items]
Special Assessment Bond, Noncurrent		$ 22,600,000